Shareholder Report	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024